Expense Example, No Redemption	Apr. 01, 2026 USD ($)
Thornburg American Opportunities Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 190
Expense Example, No Redemption, 3 Years	823
Expense Example, No Redemption, 5 Years	1,482
Expense Example, No Redemption, 10 Years	3,247
Thornburg Focus Growth Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	190
Expense Example, No Redemption, 3 Years	874
Expense Example, No Redemption, 5 Years	1,582
Expense Example, No Redemption, 10 Years	$ 3,463